Prepaid Expenses and Other Assets, Net (Details)		6 Months Ended
		Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Sep. 30, 2025 USD ($)
Prepaid Expenses and Other Assets, Net [Line Items]
Allowance for credit losses	[1]		$ 1,673,472	$ 1,685,300
Rental expense (in Dollars)		$ 10,000
Allowance for credit losses	[2]		15,312	$ 15,420
Target Investee from September 2024 [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Deposit payments			3,000,000
Prepaid interest			$ 3,000,000

[1]	The balances as of March 31, 2026 mainly represented the balances due from PFHL, a former related party, for its operation purpose, which were due upon request. On December 7, 2024, the Group received a letter and was informed that PFHGL was in liquidation by an Order made by the Eastern Caribbean Supreme Court in the British Virgin Islands since December 2, 2024. As of the date of this report, the Group was still in the process of collection. During the year ended September 30, 2024, the Group provided a full allowance for credit losses, as the credit risk was perceived as remote. As of March 31, 2026, the allowance for credit losses were $1,673,472. PFHGL is no longer a related party since December 2024.
[2]	The balances as of March 31, 2026 mainly represented the balances due from PSL, a former related party, for its operation purpose, which were due upon request. The Group leases the office premises to PSL under non-cancelable operating leases with an expiration date on June 30, 2025. The monthly rental expense is HK$10,000. As of September 30, 2024, the Group provided full allowance for the credit losses accordingly considering the status of PFHGL. As of March 31, 2026, the allowance for credit losses were $15,312. PSL is no longer a related party since December 2024.